Incorporated herein by reference is a supplement to the prospectus of MFS Money Market Fund (now MFS U.S. Government Money Market Fund), a series of MFS Series Trust IV (File No.002-54607), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 1, 2014 (SEC Accession No. 0000912938-14-000307).